Document and Entity Information	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	UGI CORP /PA/
Entity Incorporation, State or Country Code	PA
Entity File Number	1-11071
Entity Tax Identification Number	23-2668356
Entity Address, Address Line One	500 North Gulph Road
Entity Address, City or Town	King of Prussia
Entity Address State Or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	337-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	UGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000884614
Amendment Flag	false